Document and Entity Information	Nov. 10, 2023
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2022
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false